Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Eaton Vance Multisector Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text	evsit_SupplementTextBlock

EATON VANCE MULTISECTOR INCOME FUND

Supplement to Prospectus dated March 1, 2016

The following replaces the table and first footnote in “Performance” under “Fund Summary”:

Average Annual Total Return as of December 31, 2015	One Year	Life of Fund
Class A Return Before Taxes	-21.14%	-3.52%
Class A Return After Taxes on Distributions	-22.14%	-4.78%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-11.69%	-3.05%
Class C Return Before Taxes	-18.70%	-2.49%
Class I Return Before Taxes	-17.01%	-1.63%
Class R Return Before Taxes	-17.48%	-1.97%
Class R6 Return Before Taxes	-16.94%	-1.60%
Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	0.15%	1.52%
Blended Index (reflects no deduction for fees, expenses or taxes)*	-1.50%	1.44%

* The blended Index consists of 65% Barclays U.S. Government/Credit Bond Index and 35% BofA Merrill Lynch U.S. High Yield Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A and Class I commenced operations on January 31, 2013.  The Class C performance shown above for the period prior to August 20, 2013 (commencement of operations) is the performance of Class A shares adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes. The Class R performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

July 18, 2016	22556 7.18.16

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A and Class I commenced operations on January 31, 2013.  The Class C performance shown above for the period prior to August 20, 2013 (commencement of operations) is the performance of Class A shares adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes. The Class R performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

Eaton Vance Multisector Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBAX
One Year	rr_AverageAnnualReturnYear01	(21.14%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.52%)
Eaton Vance Multisector Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBCX
One Year	rr_AverageAnnualReturnYear01	(18.70%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.49%)
Eaton Vance Multisector Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBIX
One Year	rr_AverageAnnualReturnYear01	(17.01%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.63%)
Eaton Vance Multisector Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBRX
One Year	rr_AverageAnnualReturnYear01	(17.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.97%)
Eaton Vance Multisector Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBSX
One Year	rr_AverageAnnualReturnYear01	(16.94%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.60%)
Eaton Vance Multisector Income Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.14%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.78%)
Eaton Vance Multisector Income Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.69%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.05%)
Eaton Vance Multisector Income Fund | Barclays U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
One Year	rr_AverageAnnualReturnYear01	0.15%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.52%
Eaton Vance Multisector Income Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
One Year	rr_AverageAnnualReturnYear01	(1.50%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.44%	[1]

[1]	The blended Index consists of 65% Barclays U.S. Government/Credit Bond Index and 35% BofA Merrill Lynch U.S. High Yield Index.